Balance Sheet Components - Other Accrued Expenses and Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Components
Accrued personnel and related expenses	$ 7,765	$ 5,585
Accrued professional services	2,657	1,093
Accrued other expenses	158	409
Total other accrued expenses and current liabilities	$ 10,580	$ 7,087